Property and Equipment - Profit and Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expense of right-of-use assets	$ (5,028)	$ (4,887)	$ (5,204)
Interest expense on lease liabilities	(2,781)	(1,532)	(1,074)
Expense relating to short-term leases	(918)	(1,265)	(2,035)
Total amount recognized in profit or loss	$ (8,727)	$ (7,684)	$ (8,313)